Share-based Compensation - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Aircraft	Dec. 31, 2022 BRL (R$) Aircraft	Dec. 31, 2021 USD ($) Aircraft	Dec. 31, 2021 BRL (R$) Aircraft
Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			August 24, 2017	August 24, 2017
Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2018	April 12, 2018	April 12, 2018	April 12, 2018
Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2019	March 12, 2019	March 12, 2019	March 12, 2019
Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2020	March 24, 2020	March 24, 2020	March 24, 2020
Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 13, 2020	November 13, 2020	November 13, 2020	November 13, 2020
Grants on March 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 18, 2021	March 18, 2021	March 18, 2021	March 18, 2021
Grants on March 11, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 11, 2022	March 11, 2022
Grants on September 05, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	September 05, 2022	September 05, 2022
Grants on November 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 18, 2022	November 18, 2022
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 463.3		$ 180.1
Amount of virtual stock	35,526,443	35,526,443	14,826,623	14,826,623
Restricted virtual shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $			$ 30.5
Amount of virtual stock			1,930,350	1,930,350
Restricted virtual shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 35.2		$ 35.2
Amount of virtual stock	1,622,986	1,622,986	1,622,986	1,622,986
Restricted virtual shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 26.0		$ 22.4
Amount of virtual stock	1,349,153	1,349,153	1,160,552	1,160,552
Restricted virtual shares [member] | Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 27.7		$ 23.8
Amount of virtual stock	1,633,741	1,633,741	1,401,293	1,401,293
Restricted virtual shares [member] | Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 43.6		$ 43.6
Amount of virtual stock	6,530,000	6,530,000	6,530,000	6,530,000
Restricted virtual shares [member] | Grants on March 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 24.6		$ 24.6
Amount of virtual stock	2,181,442	2,181,442	2,181,442	2,181,442
Restricted virtual shares [member] | Grants on March 11, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 40.4
Amount of virtual stock	2,292,434	2,292,434
Restricted virtual shares [member] | Grants on September 05, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 187.1
Amount of virtual stock	13,662,385	13,662,385
Restricted virtual shares [member] | Grants on November 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 78.7
Amount of virtual stock	6,254,302	6,254,302
Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	10,515,712	10,515,712	5,132,048	5,132,048
Fair value of shares	$ 27.6	R$ 143.8	$ 21.5	R$ 111.7
Virtual performance shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock			230,750	230,750
Fair value of shares			$ 1.0	R$ 5.0
Virtual performance shares [member] | Grants on April 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	167,347	167,347	314,552	314,552
Fair value of shares	$ 0.4	R$ 2.3	$ 1.3	R$ 6.8
Virtual performance shares [member] | Grants on March 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	323,415	323,415	885,237	885,237
Fair value of shares	$ 0.8	R$ 4.4	$ 3.7	R$ 19.3
Virtual performance shares [member] | Grants on March 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,157,029	1,157,029	710,127	710,127
Fair value of shares	$ 3.0	R$ 15.8	$ 3.0	R$ 15.5
Virtual performance shares [member] | Grants on November 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	4,326,111	4,326,111	2,399,444	2,399,444
Fair value of shares	$ 11.4	R$ 59.2	$ 10.0	R$ 52.2
Virtual performance shares [member] | Grants on March 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	1,293,066	1,293,066	591,938	591,938
Fair value of shares	$ 3.4	R$ 17.7	$ 2.5	R$ 12.9
Virtual performance shares [member] | Grants on March 11, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	631,352	631,352
Fair value of shares	$ 1.7	R$ 8.6
Virtual performance shares [member] | Grants on September 05, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	2,074,484	2,074,484
Fair value of shares	$ 5.5	R$ 28.4
Virtual performance shares [member] | Grants on November 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	542,908	542,908
Fair value of shares	$ 1.4	R$ 7.4